SHARE-BASED COMPENSATION - Summary of Share-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components and classification of share-based compensation expense
Share-based compensation	$ 105	$ 102	$ 87
Research and development expenses
Components and classification of share-based compensation expense
Share-based compensation	11	9	9
Selling, general and administrative expenses
Components and classification of share-based compensation expense
Share-based compensation	94	93	78
Stock options
Components and classification of share-based compensation expense
Share-based compensation	15	21	23
RSUs
Components and classification of share-based compensation expense
Share-based compensation	$ 90	$ 81	$ 64